Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 284,225	$ 9,864
Amounts receivable	90,940
Prepaid expenses and deposits	121,864	114,032
Total current assets	497,029	123,896
Other	14,436
Intangible asset	1,922,883
Equipment	2,866,696	248,478
Total assets	5,301,044	372,374
Current Liabilities
Bank indebtedness	48,096
Accounts payable and accrued liabilities	904,342	70,406
Deferred revenue	4,210	4,480
Due to related parties		615,522
Loans from related parties	1,340,650
Total current liabilities	2,297,298	690,408
Deferred income tax liability	588,824
Total Lliabilities	2,886,122	690,408
Shareholders' Equity (Deficiency)
Share capital	10,635,886	4,300
Subscriptions received	170,000
Contributed surplus	1,344,884
Non-controlling interest	188,156
Deficit	(9,896,705)	(313,155)
Accumulated other comprehensive loss	(27,299)	(9,179)
Total shareholders' equity (deficiency)	$ 2,414,922	$ (318,034)